Leases (Details) - Schedule of components operating lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of components operating lease costs [Line Items]
Total lease costs	$ 5,373	$ 5,275
Operating lease cost [Member]
Leases (Details) - Schedule of components operating lease costs [Line Items]
Total lease costs	3,124	3,247
Variable lease cost [Member]
Leases (Details) - Schedule of components operating lease costs [Line Items]
Total lease costs	2,192	2,028
Short-term lease cost [Member]
Leases (Details) - Schedule of components operating lease costs [Line Items]
Total lease costs	$ 57